Pension and severance plans - Weighted-average assumptions, costs (Details 6) - Japanese plans	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Pension and severance plans
Discount rate	1.20%	1.20%	1.30%
Expected return on plan assets	2.50%	2.50%	2.60%
Rate of compensation increase	4.10%	4.20%	2.20%